Finance of America Reverse LLC FAHB 2024-HB1 Due Diligence Review

October 8, 2024

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2024 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

Finance of America Reverse LLC, FAHB 2024-HB1 Due Diligence

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) reviewed a population of 2,302 Home Equity Conversion Mortgage loans (“HECMs”) owned by Finance of America Reverse LLC (“FAR” or “Client”).

The Securitization Population is sub-serviced by Compu-Link Corporation dba Celink (“Celink”). The due diligence review performed on the Securitization Population included a review of documentation and images provided by the sub-servicer, documentation and images from a prior sub-servicer and validation of key servicing system data, as of August 31, 2021 (the “Cut-off Date”). The due diligence review performed on the Securitization Population also included confirmation of FHA Mortgage Insurance as of the date the review was completed. It also included lien searches on a sample of Texas properties and the order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below. Exceptions identified within the procedures below reflect HECMs remaining in the Securitization Population as of the date of this report.

(2) Sample size of the assets reviewed.

The original population for securitization was not reduced from the 2,302 HECMs (the “Securitization Population”) after sample selections were made and due diligence commenced. Sample sizes and exceptions identified within the procedures below are not impacted.

AMC’s review, depending on the procedure, covered (i) 100% of the HECMs in the Securitization Population; or (ii) a sample of a desired population.

(3) Determination of the sample size and computation.

Sample selections from the Securitization Population were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement.

(4) Quality or integrity of information or data about the assets: review and methodology.

In order to ascertain the quality of data provided by Issuer, AMC conducted procedures to assess the accuracy of such information. A summary of the Review findings is provided in Item 5; however, these procedures included:

Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
•	Property Unit Count
•	Property Type
•	Marketable Title Date (inactive loans only)

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b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Max Claim Amount
•	Original Note Rate
•	Margin (on adjustable rate loans)
•	Index (on adjustable rate loans)
•	Debenture Rate
•	Closing Date
•	FHA Case Number
•	Called Due Date (inactive loans only)
•	UPB at Called Due Date (inactive loans only)
•	Foreclosure First Legal Date (inactive loans only)

(5) Conformity to stated standards, criteria or other requirements: review and methodology.

AMC conducted procedures on HECMs in the Securitization Population to ensure that:

a.	Obtain and review FHA reporting from FAR and determine that all HECMs have FHA insurance coverage.

b.	Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

(6) Value of collateral securing the assets: review and methodology.

Obtain the most recent valuations report including date of valuation, type, and amount, and

a.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans from the data tape that meet the aging criteria and order Broker Price Opinions (“BPOs”) or superior appraisal product. Compare results received versus the most recent valuation product received on the loan.

b.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the data tape match those found in the imaged valuation.

(7) Other: Lien Searches.

Conduct a lien search on all Texas properties to identify any properties with liens placed by Property Tax Lenders.

a.	AMC will review the searches to determine if lien is indeed in first position and if the lien search information matches the title information in the loan file.

Item 5. Summary of findings and conclusions of review

There were 2,302 mortgage HECMs in the Securitization Population; however, certain of AMC’s procedures were only conducted on a subset of this population. AMC’s statistics are based upon the relevant HECM count in an individual procedure.

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DATA INTEGRITY REVIEW RESULTS SUMMARY

Data Integrity (From data tape to servicing system of record)

MIP Rate

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current UPB

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Interest Rate

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Loan Status

From a sample of 396 HECMs, AMC reviewed the servicing system screenshot or servicing system and compared the loan status represented in the screen shot or servicing system as of the Cut-off Date to the loan status represented in the data tape. AMC noted twenty-eight (28) exceptions. AMC identified two (2) exceptions that were due to data discrepancies between the tape data and the servicing system and AMC identified twenty-six (26) exceptions that were missing data due to the servicing system limitations. No other exceptions were noted.

Borrower 1 First Name

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 Last Name

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 DOB

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 First Name

From a sample of 396 HECMs, AMC identified 127 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 127 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 396 HECMs, AMC identified 127 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 127 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 DOB

From a sample of 396 HECMs, AMC identified 127 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 127 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property City

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property State

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Zip

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Unit Count

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There was one (1) exception noted due to missing data. No other exceptions were noted.

Property Type

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Marketable Title Date

From a sample of 396 HECMs, AMC originally identified 15 HECMs with marketable title dates. AMC reviewed servicing system screen shots or the servicing system for the 15 HECMs and compared the marketable title date represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There was one (1) exception noted due to missing data. No other exceptions were noted.

Data Integrity (From data tape to original document of record)

Max Claim Amount

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by FAR. There were no exceptions noted.

Original Note Rate

From a sample of 396 HECMs, AMC reviewed the original Note or retrieved the Note from Celink’s servicing system. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by FAR. There were no exceptions noted.

Margin (on adjustable rate HECMs)

From a sample of 396 HECMs, AMC identified 171 HECMs with adjustable-rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 171 HECMs. AMC compared the Margin represented in the Note to the Margin represented in the data tape provided by FAR. There were no exceptions noted.

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Index (on adjustable rate HECMs)

From a sample of 396 HECMs, AMC identified 171 HECMs with adjustable-rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 171 HECMs. AMC compared the Index represented in the Note to the Index represented in the data tape provided by FAR. There were no exceptions noted.

Debenture Rate

From a sample of 396 HECMs, AMC identified 225 HECMs with a Called Due Date in the data tape. AMC reviewed HERMIT screen shots from the applicable servicer to verify the Called Due Date and looked up the corresponding Debenture Interest Rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. AMC noted two (2) exceptions. The exception was due to a variance in methodology for the Debenture rate calculation. There were no other exceptions noted.

Closing Date

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the closing date recognized by HUD and compared the date to the data tape. There was one (1) exception noted.

FHA Case Number

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots or data from the HERMIT system and compared the FHA Case Number to the data tape provided by FAR. There were no exceptions noted.

Called Due Date

From a sample of 396 HECMs, AMC identified 225 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. AMC identified seven (7) exceptions. AMC noted five (5) exceptions were due to a variance in data from the tape to the servicing system. AMC noted two (2) exceptions where a Called Due Date was reported on tape when it was verified as rescinded by HUD in the servicing system. No other exceptions were noted.

UPB at Called Due Date

From a sample of 396 HECMs, AMC identified 225 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system to identify the Called Due Date. AMC compared the source documentation Called Due Date to the Called Due Date on the data tape. If the dates matched, AMC looked up the UPB as of that date in the servicing system payment history. AMC compared the UPB represented in the servicing system screen shot at the time of the Called Due Date to the UPB at Called Due Date field in the Cut-off Date data tape. AMC identified thirty-seven (37) exceptions where the UPB at Called Due Date was found to have a variance compared to the data tape. AMC noted twenty-four (24) exceptions were due to missing data in the servicing system. Eleven (11) exceptions were due to a discrepancy on the tape when compared to the servicing system. Two (2) exceptions were noted where AMC reported no balance and a UPB at Called Due Date was reported on tape when it was verified as rescinded by HUD in the servicing system and therefore no longer Called Due. No other exceptions were noted.

Foreclosure First Legal Date

From a sample of 396 HECMs, AMC identified 150 HECMs with a Foreclosure First Legal Date. AMC reviewed the 150 HECMs utilizing imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action and compared the Foreclosure First Legal Date to the data tape. AMC identified four (4) exceptions. Three (3) exceptions were noted for a discrepancy between the tape and the documents provided. One (1) exception was noted for missing documentation to verify. No other exceptions were noted.

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Finance of America Reverse LLC, FAHB 2024-HB1 Due Diligence

STANDARDS, CRITERIA, AND REVIEW CONFORMITY

AMC conducted various reviews to ascertain conformity with relevant standards and criteria as outlined below.

1.	Obtain and review FHA reporting from FAR and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 2,302 assets in the Securitization Population. On September 26, 2024, and October 2, 2024, AMC observed FAR via webcast retrieve an Excel export report of all FAR loans within the HERMIT system which included current endorsement status. While under continued observation, FAR removed the loans not included in the Securitization Population from the Excel export report. FAR then saved and transmitted the report directly to AMC for review. Where HECMs in the Securitization Population were not found in the report from HERMIT, FAR provided screen shots from the HERMIT system to support the endorsement status. The confirmation of the FHA endorsement status was considered to have been done as of the date the documentation was provided. FAR and Celink were unable to provide supporting documentation on sixteen (16) HECMs as the HECMs had either been paid-in-full, liquidated, assigned to HUD or become inactive. AMC confirmed the paid-in-full event or the liquidation event in the servicing system or verified the assignment to HUD through the Advice of Payment from HUD for the sixteen (16) HECMs. No other exceptions were noted.

2.	Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

From a sample of 396 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified eighty-one (81) exceptions where no proof of age was provided in the imaged loan file. No other exceptions were noted.

3.	Obtain the most recent valuations report including date of valuation, type, and amount, and
a.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans form the data tape that meet the aging criteria and order Broker Price Opinions (“BPOs”) or superior appraisal product. Compare results received versus the most recent valuation product received on the loan.

From a sample of 290 HECMs, AMC received 287 BPOs and delivered them to FAR. Three (3) BPOs were unable to be returned during the time allotted for AMC’s diligence review. The BPOs received were compared to the valuation provided in the data tape and the related variance was noted. Results have been reported in the due diligence detail report.

AMC did not review the BPOs in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

b.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the data tape match those found in the imaged valuation.

AMC selected and reviewed 396 of the most recent appraisals found in the Securitization Population and compared the date and amount from the imaged appraisal to the data tape. AMC identified twenty-nine (29) exceptions. Twenty-seven (27) exceptions were noted where the appraised value or appraisal date on the recent appraisal was found to have a variance from the data tape. Two (2) exceptions were due to missing documentation to support the valuation data. No other exceptions were noted.

AMC did not review the appraisal in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

4.	Conduct a lien search on all Texas properties to identify any properties with liens placed by Property Tax Lenders.
a.	AMC will review the searches to determine if lien is indeed in first position and if the lien search information matches the title information in the loan file.

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SitusAMC reviewed tax lien search results provided by a third party on 298 HECMs in the Securitization Population. The third-party vendor was unable to provide search results on eight (8) of the HECMs. Of the HECMs with assessment data, SitusAMC noted sixty (60) total exceptions across forty (40) unique HECMs.

Exceptions
1 State Tax Warrant
1 Civil Judgment, 1 Federal Tax Lien
1 Civil Judgment
2 Civil Judgments
3 Civil Judgments
2 Judgment Liens
1 Civil Judgement
1 Civil Judgment
1 Civil New Filing
1 Judgement Lien
4 Federal Tax Liens, 1 Other (unidentified)
1 Civil Judgement
1 Federal Tax Lien
3 Federal Tax Liens
1 Civil Judgment
1 Civil Judgment
1 Civil Judgment
1 Civil Judgment
1 Federal Tax Lien
2 Civil Judgments
1 Civil Judgments
1 Civil Judgment
2 Federal Tax Liens
1 Small Claims Judgement, 2 Civil New Filings
1 Civil Judgment
1 Civil Judgment
1 Civil Judgment
1 Judgment Liens
1 Civil Judgment
1 Judgement Lien
1 Civil Judgment
1 Civil Judgment
1 Civil Judgment
1 Civil Judgment
1 Civil Judgement
1 Civil Judgment, 1 Civil New Filing
1 Civil Judgment
1 Civil Judgement
1 Civil Judgment
1 Civil Judgment
1 Federal Tax Lien
1 State Tax Lien
1 Civil New Filing
1 Civil Judgment
3 Federal Tax Liens
1 Civil Judgment, 3 Federal Tax Liens, 6 Other (unidentified)
1 Forcible Entry/Detainer, 1 Civil New Filing, 1 Civil Judgment

There were sixty-five (65) loans where the lien search could not confirm the subject loan lien position due to lack of public information. FAR indicated lien monitoring occurs through multiple processes. FAR ensures its sub-servicer monitors the lien status via third-party vendors, and an additional search is ordered when the HECM becomes due and payable. There were no other exceptions noted.

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